UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C. 51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:           April 30, 2013

Date of reporting period:       January 31, 2013

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2013.

Tridan Corp.			2013
Schedule of Investments	Principal	Income Tax	GAAP	Fair
January 31, 2013 (Unaudited)	Amount	Cost	Cost	Value

Ardsley New York Union Free
School District Unlimited Tax
5.00% due June 15, 2014	$415,000	$423,591	$423,591	$438,576

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	467,210	467,210	504,648

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	514,426	514,426	559,955

Bethlehem NY Central School District
Ref Bds a Sch Di
4.0% due January 15, 2021	500,000	563,420	563,420	571,430

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	226,697	226,697	255,205

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	321,206	321,206	344,912

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	277,061	277,061	279,274

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	277,550	277,550	279,153

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	400,000	407,180	407,180	424,074

City of New York NY Public Impts
Unlimited Tax
(Par Call August 1, 2014 @100)
5.0% due August 1, 2017	500,000	509,770	509,770	534,624

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	776,249	776,249	862,860

Cold Spring HBR NY Central School District
5.0% due February 1, 2016	100,000	108,548	108,548	113,063

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	447,426	447,426	491,004

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	606,368	606,368	665,829

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Siena College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,028,677	1,028,677	1,131,350

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,070,390	1,070,390	1,229,270

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,059,027	1,059,027	1,243,470

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,047,233	1,047,233	1,128,492

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,228,071	1,228,071	1,408,950

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	251,040	251,040	277,641
5.5% due April 1, 2017	700,000	768,020	768,020	809,788
5.25% due April 1, 2019 (call April 1, 2017)	200,000	213,610	213,610	239,514

N.Y.S. Urban Development
5.0% due January 1, 2017	225,000	241,859	241,859	258,921

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	780,000	792,051	792,051	813,048

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	453,022	453,022	496,848

Commonwealth of Puerto Rico
Electric Power Auth Rev
5.5% due July 1, 2017	700,000	735,676	735,676	764,743

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	285,000	303,647	303,647	318,864

Puerto Rico Commonwealth Highway
and Transportation Auth Transn Rev
5.5% due July 1, 2015	500,000	517,265	517,265	538,630

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	531,454	531,454	626,315

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2017	275,000	286,012	286,012	296,612

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @ 100)
5.0% due October 15, 2021	200,000	202,470	202,470	215,396

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
5.5% due November 15, 2019	1,000,000	1,075,575	1,075,575	1,259,450

Unadilla Valley New York Central School
District Ref Unlimited Tax
4.00% due June 15, 2014	500,000	514,724	514,724	523,005

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	992,063	992,063	1,221,670

(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	519,293	519,293	599,170

City of New York Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	544,251	544,251	615,105
5.00% due November 1, 2021	1,000,000	1,088,963	1,088,963	1,215,980

N.Y.S. Dormitory Authority Lease Rev
Mental Health services
(Par Call august 15, 2020 @100):
5.00% due August 15, 2023	420,000	426,662	426,662	497,977

Starpoint NY Central School District
% due June 15, 2018	850,000	996,075	996,075	1,012,571

Starpoint NY Central School District
Unlimited Tax
% due June 15, 2020	250,000	300,484	300,484	304,032

Pawling NY Central School District
Ref. Unlimited Tax
4.00% due November 15, 2015	330,000	353,059	353,059	357,736

Suffolk County New York Waterworks Rev
(Par Call June 1, 2013 @ 100)
4.75% due June 1, 2021	770,000	764,949	764,949	781,196

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00% due August 1, 2023	510,000	565,301	565,301	610,378

Port Authority of NY and NJ
5.0% due October 1, 2027	300,000	304,442	304,442	338,373
5.375% due March 1, 2028	150,000	154,724	154,724	188,777

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	579,946	579,946	600,077

NY Unlimited Tax
5.0% due August 1, 2026
(Par Call August 1, 2019 @100)	350,000	354,666	354,666	415,275

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,022,258	1,022,258	1,141,250

Erie County New York
Indl. Dev. Agency
5.0% due May 1, 2014	250,000	261,371	261,371	264,198

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	517,964	517,964	559,170

Port Authority of NY and NJ
(Par Call January 15, 2016 @ 100)
5.00% due July 15, 2030	200,000	199,845	199,845	220,926

NYS Dormitory Authority
Pers Income Tax Rev Ref Educ
% due March 15, 2026	200,000	265,954	265,954	267,136

NYS Dormitory
(Par Call July 1, 2018 @ 100)
5.00% due July 1, 2029	300,000	300,000	300,000	343,326

N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	789,609	789,609	922,500
Long Island Power Auth NY Elec Sys Rev
5.50% due December 1, 2013	1,005,000	1,038,517	1,038,517	1,049,180

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	720,000	721,669	721,669	799,711

Greece NY Central Scool District
UT GO Rfdg Ser-B
5.0% due December 15, 2023	500,000	595,074	595,074	612,320

Massapequa New York Union Free
School District Unlimited Tax
4.00% due June 15, 2013	300,000	302,362	302,362	303,756

Queensbury New York Union Free
4.00% due December 15, 2018	225,000	249,467	249,467	260,658

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	279,147	279,147	317,392

Rockville Center NY Limited Tax
Ref Pub Impt 2012a Ref Pu
4.0% due June 15, 2022	200,000	234,274	234,274	230,720

Riverhead NY Limited Tax
2012 GO Bds
4.00% de June 1, 2021	1,005,000	1,132,738	1,132,738	1,177,910

N.Y.S. Dormitory Authority Rev
Cons City Univ Genl Sys 2nd Ser
5.75% due July 1, 2013	60,000	60,750	60,750	61,346

N.Y.S. Dormitory Authority Rev
St Personal Income Tax Ed
5.5% due March 15, 2011	-	-	-	-
5.0% due March 15, 2022	750,000	786,279	786,279	884,584
5.5% due March 15, 2025	500,000	556,288	556,288	659,335

	$33,595,000	$35,504,969	$35,504,969	$38,738,649

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 19, 2013

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	March 19, 2013

Exhibits

CERTIFICATION

I, Peter Goodman, President and Chief Executive Officer, certify that:

1.	I have reviewed this report on Form N-Q of Tridan Corp.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	March 19, 2013	/S/ Peter Goodman
Peter Goodman
President and Chief Executive Officer

CERTIFICATION

I, Warren F. Pelton, Treasurer and Chief Financial Officer, certify that:

1.	I have reviewed this report on Form N-Q of Tridan Corp.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	March 19, 2013	/S/ Warren F. Pelton
Warren F. Pelton
Treasurer and Chief Financial Officer